Statement of Additional Information
(SAI) Supplement

American Century Asset Allocation Portfolios, Inc. (SAI dated December 1, 2018)
American Century Capital Portfolios, Inc. (SAI dated August 1, 2018)
American Century Growth Funds, Inc. (SAI dated December 1, 2018)
American Century Strategic Asset Allocations, Inc. (SAI dated December 1, 2018)
American Century Variable Portfolios, Inc. (SAI dated May 1, 2018)
American Century World Mutual Funds, Inc. (SAI dated November 30, 2018)

Supplement dated March 7, 2019

The following entry is added to the Independent Directors section of the Management table in each SAI.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Rajesh K. Gupta (1960)	Director	Since 2019	Partner Emeritus, SeaCrest Investment Management and SeaCrest Wealth Management (2019 to Present); Chief Executive Officer and Chief Investment Officer, SeaCrest Investment Management (2006 to 2019); Chief Executive Officer and Chief Investment Officer, SeaCrest Wealth Management (2008 to 2019)	68	None

The following replaces Lynn Jenkins' entry in the Management table in each SAI.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Lynn Jenkins (1963)	Director	Since 2019	United States Representative, U.S. House of Representatives (2009 to 2018)	68	MGP Ingredients, Inc.

The following entry is added to the Qualifications of Directors section in each SAI.
Rajesh K. Gupta: BS in Quantitative Analysis, New York University, Stern School of Business; MBA in Finance, New York University, Stern School of Business; formerly held leadership roles during 19-year career with Morgan Stanley Investment Management

Mr. Gupta is added as a member of the Compliance and Shareholder Services, Fund Performance and Governance Committees.

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CL-SPL-94986 1903